Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Pension plans, postretirement and other employee benefits [Line items]
Number of years required for payment	2 years
Excess percentage of the greater of the projected benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	14 years
Accumulated benefit obligation	¥ 303,523	¥ 315,423
Fair value of plan assets	225,744	232,885	¥ 234,050
Contributions to the defined contribution pension plans	3,585	3,614	3,627
Contributions to overseas defined contribution pension plans	8,497	9,293	9,265
Health care benefit cost	¥ 9,308	9,828	8,082
London Interbank Offered Rate (LIBOR) [Member]
Pension plans, postretirement and other employee benefits [Line items]
Defined Benefit Plan Funded Percentage	0.09033%
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 23,464	50,537
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	130,799	121,504
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	65,081	54,383	¥ 51,727
Amount of unrealized profit (loss) of Level 3 assets	¥ 7,665	(588)
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	15.00%
Equities [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 0	21,991
Equities [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	0
Equities [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 0
Debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	44.00%
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	25.00%
Life insurance company general accounts [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 0
Life insurance company general accounts [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	66,363	64,437
Life insurance company general accounts [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 0
Other investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	16.00%
Other investments [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 0
Other investments [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	40,508	39,748
Other investments [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	0
Non-Japanese entities' plans [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	37,703	38,991
Non-Japanese entities' plans [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	1,766	3,711
Non-Japanese entities' plans [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	1,522	167
Non-Japanese entities' plans [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	37,703	38,991
Amount of unrealized profit (loss) of Level 3 assets	2,509	4,358
Overseas Subsidiaries [Member]
Pension plans, postretirement and other employee benefits [Line items]
Recognized asset for pension benefits	¥ 13,949	¥ 12,762